Restructuring - Schedule of Company's Resource Alignment Program (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Restructuring Cost and Reserve
Restructuring reserve	$ 42	$ 36	$ 38
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	67	62
Payments for restructuring	(61)	(64)
Employee Termination Benefits | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	12	15
Payments for restructuring	(20)	(18)
Restructuring reserve	1	9	12
Facilities Costs | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	26	16
Payments for restructuring	(14)	(15)
Restructuring reserve	39	27	26
Other Charges | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	29	31
Payments for restructuring	(27)	(31)
Restructuring reserve	$ 2	$ 0	$ 0